Net (loss) income per share (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) category $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares
Earnings per share [line items]
Net (loss) income attributable to common shareholders | $	$ (5,674)	$ 2,103	$ (4,429)	$ (4,856)
Basic weighted average number of common shares outstanding (in shares)	33,151,370	33,022,813	33,127,156	33,015,045
Stock options (in shares)	0	845,038	0	0
DSU's (in shares)	0	61,350	0	0
RSU's (in shares)	0	89,919	0	0
Diluted weighted average number of common shares outstanding (in shares)	33,151,370	34,019,120	33,127,156	33,015,045
Basic net income (loss) per common share (in USD per share) | $ / shares	$ (0.17)	$ 0.06	$ (0.13)	$ (0.15)
Diluted net income (loss) per common share (in USD per share) | $ / shares	$ (0.17)	$ 0.06	$ (0.13)	$ (0.15)
Number of categories of potentially dilutive securities outstanding | category			3
Antidilutive securities (in shares)	1,089,410	0	1,048,395	995,935
Stock options
Earnings per share [line items]
Antidilutive securities (in shares)	793,887	0	798,376	865,822
DSUs
Earnings per share [line items]
Antidilutive securities (in shares)	89,764	0	89,409	60,868
RSUs
Earnings per share [line items]
Antidilutive securities (in shares)	205,759	0	160,610	69,245